Inventory (Tables)	12 Months Ended
Jun. 30, 2021
Inventories [Abstract]
Breakdown of Inventory
The following is a breakdown of inventory:

	June 30, 2021			June 30, 2020 Recasted - Note 2(h)
	Capitalized cost	Fair value adjustment	Carrying value	Capitalized cost	Fair value adjustment	Carrying value
	$	$	$	$	$	$
Harvested cannabis
Work-in-process	30,693	10,433	41,126	26,918	27,488	54,406
Finished goods	13,405	4,676	18,081	11,768	2,889	14,657
	44,098	15,109	59,207	38,686	30,377	69,063
Extracted cannabis
Work-in-process	18,884	2,420	21,304	21,637	8,878	30,515
Finished goods	17,355	2,181	19,536	15,724	2,514	18,238
	36,239	4,601	40,840	37,361	11,392	48,753

Hemp products
Raw materials	773	—	773	929	—	929
Work-in-process	—	—	—	235	—	235
Finished goods	—	—	—	107	—	107
	773	—	773	1,271	—	1,271

Supplies and consumables	15,095	—	15,095	16,125	—	16,125

Merchandise and accessories	1,556	—	1,556	668	—	668

Ending Balance	97,761	19,710	117,471	94,111	41,769	135,880